UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07044
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$35	0.69%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$336	50	19.93%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
37.2%
Financials
14.5%
Industrials
14.4%
Health Care
9.7%
Consumer Staples
6.2%
Communication Services
5.7%
Consumer Discretionary
5.3%
Materials
3.1%
Utilities
2.9%
Investment Companies
1.0%
Net Other Assets and Liabilities
-0.0%*

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0111SA0626

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$48	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$336	50	19.93%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0423SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0%
Banks — 7.1%
Bank of America Corp.	110,855	6,316,518
Fifth Third Bancorp	77,206	4,352,102
First Horizon Corp.	144,743	3,711,210
JPMorgan Chase & Co.	29,057	9,511,228
		23,891,058
Capital Goods — 13.3%
AECOM	38,477	2,685,695
AMETEK, Inc.	17,735	4,290,806
Carrier Global Corp.	47,184	3,460,946
Dover Corp.	13,901	3,117,716
GE Vernova, Inc.	7,646	8,982,980
Howmet Aerospace, Inc.	25,691	6,907,282
Hubbell, Inc.	10,030	5,247,696
Ingersoll Rand, Inc.	67,049	5,497,347
Trane Technologies PLC	9,066	4,452,857
		44,643,325
Commercial & Professional Services — 1.1%
Waste Management, Inc.	16,014	3,569,200
Consumer Discretionary Distribution & Retail — 4.3%
Amazon.com, Inc.(a)	61,343	14,620,491
Consumer Durables & Apparel — 1.0%
Ralph Lauren Corp.	8,123	3,260,653
Consumer Staples Distribution & Retail — 4.2%
Costco Wholesale Corp.	7,994	7,478,147
Walmart, Inc.	59,737	6,765,813
		14,243,960
Financial Services — 5.0%
CME Group, Inc.	14,158	3,126,511
Mastercard, Inc., Cl. A	10,524	5,405,126
The Goldman Sachs Group, Inc.	8,018	8,109,165
		16,640,802
Food, Beverage & Tobacco — 1.1%
Darling Ingredients, Inc.(a)	70,066	3,827,005
Health Care Equipment & Services — 4.4%
Edwards Lifesciences Corp.(a)	43,144	3,902,806
IDEXX Laboratories, Inc.(a)	6,923	3,644,544
UnitedHealth Group, Inc.	17,341	7,207,440
		14,754,790
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	36,984	2,919,887
Insurance — 2.4%
Aon PLC, Cl. A	10,262	3,403,803
Assurant, Inc.	17,370	4,664,366
		8,068,169
Materials — 3.1%
Crown Holdings, Inc.	33,183	3,710,523
International Paper Co.	80,023	3,048,876
Linde PLC	7,067	3,667,349
		10,426,748
Media & Entertainment — 5.7%
Alphabet, Inc., Cl. A	53,789	19,222,575
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
Gilead Sciences, Inc.	43,703	5,521,437

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Insmed, Inc.(a)	23,735	2,530,626
Thermo Fisher Scientific, Inc.	8,829	4,426,507
Vertex Pharmaceuticals, Inc.(a)	10,670	5,300,109
		17,778,679
Semiconductors & Semiconductor Equipment — 19.0%
Marvell Technology, Inc.	18,632	5,550,286
Micron Technology, Inc.	9,781	11,290,111
NVIDIA Corp.	161,750	32,364,558
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,246	6,325,892
Texas Instruments, Inc.	28,163	8,394,545
		63,925,392
Software & Services — 8.2%
CrowdStrike Holdings, Inc., Cl. A(a)	7,035	5,368,690
Microsoft Corp.	47,912	17,872,134
Synopsys, Inc.(a)	9,526	4,249,263
		27,490,087
Technology Hardware & Equipment — 10.0%
Apple, Inc.	76,738	22,204,908
TE Connectivity PLC	21,894	4,414,049
Western Digital Corp.	10,887	6,953,745
		33,572,702
Utilities — 2.9%
Constellation Energy Corp.	18,500	4,594,845
NextEra Energy, Inc.	57,041	5,006,489
		9,601,334
Total Equity Securities - Common Stocks (cost $176,241,154)		332,456,857

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $3,498,555)	3.70	3,498,555	3,498,555
Total Investments (cost $179,739,709)		100.0%	335,955,412
Liabilities, Less Cash and Receivables		(.0%)	(108,270)
Net Assets		100.0%	335,847,142

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	4,815,753	14,813,871	(16,131,069)	3,498,555	66,686

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	176,241,154	332,456,857
Affiliated issuers	3,498,555	3,498,555
Cash		3,380,139
Dividends receivable		90,828
Receivable for shares of Common Stock subscribed		90,378
Tax reclaim receivable—Note 1(b)		10,058
Prepaid expenses		5,334
		339,532,149
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		199,522
Payable for investment securities purchased		3,380,139
Payable for shares of Common Stock redeemed		59,338
Directors’ fees and expenses payable		1,582
Other accrued expenses		44,426
		3,685,007
Net Assets ($)		335,847,142
Composition of Net Assets ($):
Paid-in capital		163,657,141
Total distributable earnings (loss)		172,190,001
Net Assets ($)		335,847,142

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	248,821,192	87,025,950
Shares Outstanding	5,096,635	1,834,933
Net Asset Value Per Share ($)	48.82	47.43
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,513 foreign taxes withheld at source):
Unaffiliated issuers	1,621,137
Affiliated issuers	66,686
Total Income	1,687,823
Expenses:
Management fee—Note 3(a)	959,072
Distribution plan fees—Note 3(b)	102,375
Professional fees	77,186
Chief Compliance Officer fees—Note 3(c)	20,438
Prospectus and shareholders’ reports	11,455
Shareholder and regulatory reports service fees—Note 3(c)	9,000
Directors’ fees and expenses—Note 3(d)	5,863
Loan commitment fees—Note 2	3,627
Custodian fees—Note 3(c)	2,835
Shareholder servicing costs—Note 3(c)	1,179
Miscellaneous	4,521
Total Expenses	1,197,551
Net Investment Income	490,272
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,308,005
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,044,698
Net Realized and Unrealized Gain (Loss) on Investments	22,352,703
Net Increase in Net Assets Resulting from Operations	22,842,975
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	490,272	769,957
Net realized gain (loss) on investments	16,308,005	62,982,816
Net change in unrealized appreciation (depreciation) on investments	6,044,698	(7,065,577)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,842,975	56,687,196
Distributions ($):
Distributions to shareholders:
Initial Shares	(47,927,378)	(26,378,416)
Service Shares	(16,612,663)	(5,721,682)
Total Distributions	(64,540,041)	(32,100,098)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,749,623	8,591,388
Service Shares	5,680,727	15,179,902
Distributions reinvested:
Initial Shares	47,927,378	26,378,416
Service Shares	16,612,663	5,721,682
Cost of shares redeemed:
Initial Shares	(13,059,165)	(124,941,910)
Service Shares	(7,310,564)	(8,200,473)
Increase (Decrease) in Net Assets from Capital Stock Transactions	54,600,662	(77,270,995)
Total Increase (Decrease) in Net Assets	12,903,596	(52,683,897)
Net Assets ($):
Beginning of Period	322,943,546	375,627,443
End of Period	335,847,142	322,943,546
Capital Share Transactions (Shares):
Initial Shares
Shares sold	93,362	158,383
Shares issued for distributions reinvested	1,152,100	551,388
Shares redeemed	(253,016)	(2,198,796)
Net Increase (Decrease) in Shares Outstanding	992,446	(1,489,025)
Service Shares
Shares sold	112,201	285,978
Shares issued for distributions reinvested	410,798	122,258
Shares redeemed	(138,439)	(157,054)
Net Increase (Decrease) in Shares Outstanding	384,560	251,182
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Initial Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	58.50	55.51	44.99	41.73	58.08	47.24
Investment Operations:
Net investment income(a)	.10	.14	.14	.27	.33	.24
Net realized and unrealized gain (loss) on investments	2.09	7.66	10.98	8.65	(12.99)	12.17
Total from Investment Operations	2.19	7.80	11.12	8.92	(12.66)	12.41
Distributions:
Dividends from net investment income	(.17 )	(.15 )	(.27 )	(.33 )	(.25 )	(.40 )
Dividends from net realized gain on investments	(11.70)	(4.66)	(.33 )	(5.33)	(3.44)	(1.17)
Total Distributions	(11.87)	(4.81)	(.60 )	(5.66)	(3.69)	(1.57)
Net asset value, end of period	48.82	58.50	55.51	44.99	41.73	58.08
Total Return (%)	7.27 (b)	15.97	24.89	23.82	(22.87)	27.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69 (c)	.66	.67	.67	.68	.67
Ratio of net expenses to average net assets	.69 (c)	.66 (d)	.67 (d)	.67 (d)	.68 (d)	.67
Ratio of net investment income to average net assets	.37 (c)	.25 (d)	.28 (d)	.66 (d)	.71 (d)	.46
Portfolio Turnover Rate	19.93 (b)	28.09	25.32	35.09	28.92	13.23
Net Assets, end of period ($ x 1,000)	248,821	240,090	310,474	271,082	234,377	328,328

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Service Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	57.13	54.33	44.07	41.00	57.15	46.54
Investment Operations:
Net investment income(a)	.03	.00 (b)	.01	.17	.21	.10
Net realized and unrealized gain (loss) on investments	2.02	7.49	10.77	8.47	(12.78)	11.99
Total from Investment Operations	2.05	7.49	10.78	8.64	(12.57)	12.09
Distributions:
Dividends from net investment income	(.05 )	(.03 )	(.19 )	(.24 )	(.14 )	(.31 )
Dividends from net realized gain on investments	(11.70)	(4.66)	(.33 )	(5.33)	(3.44)	(1.17)
Total Distributions	(11.75)	(4.69)	(.52 )	(5.57)	(3.58)	(1.48)
Net asset value, end of period	47.43	57.13	54.33	44.07	41.00	57.15
Total Return (%)	7.15 (c)	15.67	24.58	23.50	(23.06)	26.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (d)	.91	.92	.92	.93	.92
Ratio of net expenses to average net assets	.94 (d)	.91 (e)	.92 (e)	.92 (e)	.93 (e)	.92
Ratio of net investment income to average net assets	.12 (d)	.00 (e),(f)	.03 (e)	.41 (e)	.46 (e)	.20
Portfolio Turnover Rate	19.93 (c)	28.09	25.32	35.09	28.92	13.23
Net Assets, end of period ($ x 1,000)	87,026	82,853	65,153	44,539	27,271	30,211

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 150 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial and Service. Initial shares are subject to a shareholder services plan fee and Service shares are subject to a distribution plan fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	332,456,857	—	—	332,456,857
Investment Companies	3,498,555	—	—	3,498,555
	335,955,412	—	—	335,955,412

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates Environmental, Social, and Governance (“ESG”) data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of the data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $839,995 and long-term capital gains $31,260,103. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2026 through May 1, 2027, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2027, the Adviser may terminate this expense limitation agreement at any time. During the period ended June 30, 2026, there was no expense reimbursement pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to participating insurance companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
without regard to actual expenses incurred. During the period ended June 30, 2026, Service shares were charged $102,375 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2026, there were no fees charged to the Initial shares pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $626 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $2,835 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,438 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $9,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $164,388, Distribution Plan fees of $17,729, Custodian fees of $2,250, Chief Compliance Officer fees of $5,855, Transfer Agent fees of $300 and shareholder and regulatory reports service fees of $9,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $63,722,491 and $72,166,337, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $156,215,703, consisting of $161,758,196 gross unrealized appreciation and $5,542,493 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $26,301.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0111NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 6, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)